Investment Properties - Amount Recognized in Profit or Loss Arising from Investment Properties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Rental Income From Investment Property Net Of Direct Operating Expense [Abstract]
Rental income derived from investment properties	$ 170	$ 190	$ 78
Direct operating expenses (including repairs and maintenance) generating rental income	(174)	(145)	(34)
Direct operating expenses (including repairs and maintenance) that did not generate rental income	(23)
Net profit (loss) arising from investment properties carried at cost	$ (27)	$ 45	$ 44